LEASES (Tables)	12 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	June 30, 2025	June 30, 2024

Operating lease right-of-use assets, net	$13,166,788	$16,325,988

Operating lease liabilities - current	$197,130	$2,352,482
Operating lease liabilities - non-current	10,952,491	10,938,477
Total operating lease liabilities	$11,149,621	$13,290,959

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule of maturities of lease liabilities are as follows:

Twelve months ending June 30,
2026	$738,033
2027	1,241,174
2028	1,050,135
2029	1,127,745
2030	1,207,484
Thereafter	10,764,835
Total future minimum lease payments	16,129,406
Less: imputed interest	(4,979,785)
Total	$11,149,621